Change of accounting year - Summary of Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net loss for the period	$ (2,204)		$ (17,346)	$ (15,006)
Items not involving cash:
Depreciation	29		72	5
Depletion	216		1,756	164
Interest expense	285		633
Share-based compensation	1,078		3,146	2,995
Change in fair value of short-term investments	(1,060)		569	168
Change in fair value of derivative liabilities	(278)		(4,588)	1,511
Share of loss in associate	(1)		296
Deferred tax recovery	(435)		(129)
Unrealized foreign exchange gain	42		(415)	(28)
Net changes in non-cash working capital items:
Accounts receivables	389		(655)	(150)
Prepaids and other receivables	439		2,889	(1,485)
Accounts payable and accrued liabilities	(3,043)		(8,350)	23
Cash used in operating activities	(4,530)		(19,262)	(11,950)
Investing activities
Restricted cash released			1,815
Interest received				64
Dividend received	28
Investment in royalties and other mineral interests	(12)		(19,682)	9,390
Proceeds on disposition of marketable securities	4,531		17,659
Cash acquired through acquisition of Abitibi Royalties Inc. and Golden Valley Mines and Royalties Ltd.			10,393
Proceeds from option agreements	481		1,630
Proceeds on disposition of other mineral interests	16
Cash provided by investing activities	5,000		10,579	(69,165)
Financing activities
Interest paid	(197)		(342)
Proceeds from exercise of common share purchase warrants			856	39
Payment of lease obligations	(25)		(60)
Dividends	(1,439)		(4,032)
Repurchase of call options	(8)
Cash provided by / (used in) financing activities	(1,669)		5,825	90,946
Effect of exchange rate changes on cash	(2)		1	36
Net increase (decrease) in cash	(1,201)		(2,857)	9,867
Beginning of period/year	7,048	$ 9,905	9,905	38
End of period/year	$ 5,847		7,048	9,905
Transition Period [Member]
Operating activities
Net loss for the period		(6,841)
Items not involving cash:
Depreciation		9
Depletion		287
Interest expense		4
Share-based compensation		901
Change in fair value of short-term investments		(531)
Change in fair value of derivative liabilities		(90)
Share of loss in associate		143
Deferred tax recovery		167
Unrealized foreign exchange gain		57
Net changes in non-cash working capital items:
Accounts receivables		48
Prepaids and other receivables		565
Accounts payable and accrued liabilities		(2,779)
Cash used in operating activities		(8,060)
Investing activities
Restricted cash released		1,206
Interest received		2
Investment in royalties and other mineral interests		(307)
Cash acquired through acquisition of Abitibi Royalties Inc. and Golden Valley Mines and Royalties Ltd.		10,393
Proceeds from option agreements		436
Cash provided by investing activities		11,730
Financing activities
Proceeds from exercise of common share purchase warrants		280
Payment of lease obligations		(10)
Cash provided by / (used in) financing activities		270
Effect of exchange rate changes on cash		(19)
Net increase (decrease) in cash		3,921
Beginning of period/year		9,905	$ 9,905
End of period/year		$ 13,826		$ 9,905